Tax Matters - Provision for Taxes on Income (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Repatriation tax liability		$ 15,000	$ 15,200
Tax benefit related to measurement adjustment		100
Provisional expense related to future taxes on global intangible low-taxed income			1,000
Additional expense related to future taxes on global intangible low-taxed income		200
Expense related to future taxes on global intangible low-taxed income		1,200
Tax benefits associated with the enactment of the TCJA	[1]	596	10,660	$ 0
Tax benefits associated with certain current year tax initiatives		500
Tax benefits related to the repatriation tax on deemed repatriated accumulated earnings of foreign subsidiaries		160
Tax benefit associated with the remeasurement of other U.S. deferred tax liabilities		140
Tax expense related to future taxes on global intangible low-taxed income		200
Tax benefits from resolution of certain tax positions		700	150	460
Tax benefits related to certain asset impairments		740
Tax benefit from Tax Cuts and Jobs Act of 2017	[2],[3]	$ 596	10,660	0
Tax benefit associated with remeasurement of U.S. deferred tax liabilities on remitted earnings of foreign subsidiaries			22,800
Tax benefit associated with remeasurement of U.S. deferred tax liabilities primarily intangibles			1,600
Expense related to repatriation tax on deemed repatriated accumulated pre-2017 earnings of foreign subsidiaries			12,900
Expense related to future taxes on global intangible low-taxed income			1,000
Tax benefit primarily associated with certain tax initiatives			100
Deferred income taxes on certain current-year funds earned outside of the U.S.			1,300	1,100
Tax benefit related to net losses on early retirement of debt			370
Selling, informational and administrative expenses			$ 307	312
Tax benefit due to adoption of accounting standard				$ 89

[1]	The 2018 current tax benefit and deferred tax expense primarily relate to the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See discussion below and Note 5C.
[2]	Amounts may not add due to rounding.
[3]	As a result of the enactment of the TCJA in December 2017, Pfizer’s Provision/(benefit) for taxes on income (i) for the year ended December 31, 2017 was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries and (ii) for the year ended December 31, 2018 was favorably impacted by approximately $600 million, primarily related to certain tax initiatives associated with the TCJA, as well as favorable adjustments to the provisional estimates of the legislation. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.